Condensed financial information of Plastec Technologies, Ltd. (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
Balance Sheets

	December 31,	December 31,
	2015	2016
	HK$	HK$
Assets
Current assets
Cash and cash equivalents	188,604	394,508
Amount due from a subsidiary	287,836	265,536
Consideration receivable	-	131,686
Prepaid expenses	1,170	171
Total current assets	477,610	791,901
Investment in subsidiaries	1	-
Total assets	477,611	791,901

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	6,001	1,485
Tax payable	3,129	3,129
Total current liabilities	9,130	4,614
NET CURRENT ASSETS	468,480	787,287
TOTAL ASSETS AND LIABILITIES	468,481	787,287

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	101	101
Retained earnings	468,380	787,186
Total shareholders’ equity	468,481	787,287

Schedule of Condensed Income Statement [Table Text Block]
Statements of operations and comprehensive income

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2014	2015	2016
	HK$	HK$	HK$

Revenues	414,000	74,000	-
Other income	12,119	13,091	17,866
Gain on disposal of a subsidiary	-	-	1,149,128
Administrative expenses	(4,101)	(16,213)	(10,573)
Income before income tax expense	422,018	70,878	1,156,421
Income tax expense	(1,519)	(232)	-
Total comprehensive income	420,499	70,646	1,156,421

Schedule of Condensed Cash Flow Statement [Table Text Block]
Statements of cash flows

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2015	2016
	HK$	HK$	HK$
Cash flows from operating activities
Net income	420,499	70,646	1,156,421
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary	-	-	(1,149,128)
Change in operating assets and liabilities
Prepaid expenses	(1,076)	(94)	999
Accounts payable and accrued liabilities	(193)	5,585	(4,516)
Income tax	1,519	232	-
Net cash provided by operating activities	420,749	76,369	3,776

Cash flows from investing activities
(Increase)/decrease in dividend receivable	(70,000)	70,000	-
Sale proceeds of disposal of a subsidiary, net	-	-	1,017,442
Net cash (used in)/provided by investing activities	(70,000)	70,000	1,017,442

Cash flows from financing activities
(Increase)/decrease in amount due from subsidiaries	(187,780)	-	22,300
Proceeds used in repurchase of shares and warrants	(406)	-	-
Dividend paid	(30,275)	(121,101)	(837,614)
Net cash used in financing activities	(218,461)	(121,101)	(815,314)
Net increase in cash and cash equivalents	132,288	25,268	205,904
Cash and cash equivalents, beginning of year	31,048	163,336	188,604
Cash and cash equivalents, end of year	163,336	188,604	394,508

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	114	267	857

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	-	-	131,686